General	6 Months Ended
Jun. 30, 2018
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	These financial statements have been prepared in a condensed format as of June 30, 2018 and for the six months then ended. These financial statements should be read in conjunction with the Company’s annual consolidated financial statements as of December 31, 2017 and for the year then ended and accompanying.

b.	Definitions:

In these consolidated financial statements:

The Company	-	Can-Fite Biopharma Ltd.

The Group	-	The Company and its subsidiary (as defined below)

Subsidiaries	-	Companies that are controlled by the Company (as defined in IAS 27 (2008)) and whose accounts are consolidated with those of the Company

Wize Pharma, Inc.	-	Wize Pharma, Inc. (formerly OphthaliX Inc.)

Eye-Fite	-	Eye-Fite Ltd (Can-Fite’s wholly owned subsidiary)

Related parties	-	As defined in IAS 24

USD	-	U.S. dollar

	€-	European Union Euro

CAD	-	Canadian dollar

ADS	-	American Depositary Share (“ADS”). Each ADS represents 2 ordinary shares of the Company

c.	In the six months ended June 30, 2018, the Company incurred losses of USD 2,965 and it had accumulated losses of USD 97,017.

The Company has not yet generated any material revenues from sales of its own developed products and has financed its activities by raising capital and by collaborating with multinational companies in the industry.

The Company has other alternative plans for financing its ongoing activities. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of its development programs. The Company’s management and board of directors are of the opinion that these financial resources will be sufficient to continue the development of the Company’s product candidates at least for twelve months from the balance sheet date.

On January 8, 2018, the Company entered into a Distribution and Supply Agreement with Gebro Holding GmBH (“Gebro”), granting Gebro the exclusive right to distribute Piclidenoson in Spain, Switzerland, Liechtenstein and Austria for the treatment of psoriasis and rheumatoid arthritis.

Under the Distribution and Supply Agreement, the Company is entitled to €1.5 million upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousand and €1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro.

In October 2016, the Company signed a distribution agreement with Chong Kun Dang Pharmaceuticals Corp. (“CKD”) for future sales in South Korea. Under the terms of the agreement, CKD made an upfront payment of USD 500 to the Company in December 2016.

In March 2015, the Company received a net total of USD 1,292 (CAD 1,650 thousands) advance payment according to an agreement with a Canadian company for future sales in Canada.

d.	On March 13, 2018, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 3,333,336 ADSs representing 6,666,672 of its ordinary shares and warrants to purchase 2,500,002 ADSs representing 5,000,004 of its ordinary shares for an aggregate purchase price of USD 5,000. The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at USD 2.00 per ADS, subject to certain adjustments, for a period of five years.

e.	On March 9, 2018, 982,344 and 98,234 warrants as part of a March 2014 financing grant expired.

f.	In May 2018, the Company agreed to issue 200,000 ADSs representing 400,000 ordinary shares to one of its service providers for its services.

g.	From the Company’s inception through January 1, 2018, the Company’s functional and presentation currency was the NIS. Management conducted a review of the functional currency of the Company and decided to change its functional and presentation currency to the USD from the NIS effective January 1, 2018. These changes were based on an assessment by Company management that the USD is the primary currency of the economic environment in which the Company operates.